CONVERTIBLE SENIOR NOTES (Narrative) (Details)								1 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($)	Oct. 28, 2019 USD ($)	Oct. 25, 2018 USD ($) loan	Dec. 15, 2016 USD ($)	Nov. 04, 2015 USD ($) shares	Sep. 24, 2015 USD ($) $ / shares shares	Dec. 04, 2013 USD ($) $ / shares	Jan. 03, 2014 USD ($)	Dec. 31, 2019 USD ($) loan item shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2019 $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 $ / shares	Oct. 24, 2018 USD ($)	Nov. 04, 2015 $ / shares	Nov. 04, 2015 USD ($) $ / shares
Debt Instrument [Line Items]
Long-term Debt														$ 428,269,000
Repayment of debt									$ 83,118,000	$ 44,560,000
Carlyle Group [Member]
Debt Instrument [Line Items]
Minimum percentage of Company's total outstanding share capital to be owned by related party						1.00%
Safari Company | Carlyle Group [Member]
Debt Instrument [Line Items]
Percentage interest owned						72.00%
Safari Company | Ateefa Limited [Member]
Debt Instrument [Line Items]
Percentage interest owned						28.00%
Safari Company | IDG Maximum Financial Limited
Debt Instrument [Line Items]
Percentage interest owned																		72.53%
Safari Company | Deanhale Limited
Debt Instrument [Line Items]
Percentage interest owned																		27.47%
Common Class A
Debt Instrument [Line Items]
Shares issued (in shares) | shares					8,436,581	3,418,803
Proceeds from issuance of shares					$ 246,770	$ 100,000,000
Principle amount of debt																		$ 1,000,000
Par value | $ / shares													$ 1		$ 1		$ 1.00
November 2022
Debt Instrument [Line Items]
Threshold shares issuable | shares									6,977,150
Spin off distribution ratio									1
Repayments of accrued and unpaid interest on convertible debt		$ 73,000
Redeemed face amount		54,940,000
Repayment of debt		54,940,000
November 2022 | IDG Maximum Financial Limited
Debt Instrument [Line Items]
Principle amount of debt														95,060,000
Number of replacement notes issued | loan									5
Number of replacement notes resold | loan									4
Number of note holders | item									4
November 2022 | Deanhale Limited
Debt Instrument [Line Items]
Principle amount of debt														54,940,000
Convertible senior notes
Debt Instrument [Line Items]
Principle amount of debt											$ 250,000,000			167,060,000
Long-term Debt														$ 167,060,000
Interest expense									$ 2,848,000		$ 6,154,000	$ 6,395,000
December 2018 Notes One
Debt Instrument [Line Items]
Principle amount of debt							$ 400,000,000
Stated interest rate, as a percent														2.00%
Effective interest rate, as a percent														2.86%
Percentage of outstanding principal amount repurchased				98.60%
Total net proceeds from issuance of senior convertible notes								$ 390,455,000
Repayment of debt				$ 394,300,000					5,700,000
Issuance costs									9,545,000
December 2018 Notes One | American Depositary Shares ADS [Member]
Debt Instrument [Line Items]
Principle amount of debt							$ 1,000,000
Conversion price | $ / shares							$ 103.26
Conversion rate							0.0096839
December 2018 Notes One | Overallotment Option
Debt Instrument [Line Items]
Principle amount of debt								$ 50,000,000
September 2022 Notes One
Debt Instrument [Line Items]
Principle amount of debt						100,000,000								$ 28,000,000
Gain loss on extinguishment of debt									1,165,000
Stated interest rate, as a percent														1.50%
Effective interest rate, as a percent														1.56%
Issuance costs									355,000
September 2022 Notes One | Safari Company
Debt Instrument [Line Items]
Repayments of accrued and unpaid interest on convertible debt	$ 105,000
Redeemed face amount														$ 28,000,000
Repayment of debt	$ 28,000,000
September 2022 Notes One | Common Class A
Debt Instrument [Line Items]
Principle amount of debt						$ 1,000,000
Conversion price | $ / shares						$ 35.83
Conversion rate						0.0279086
Total net proceeds from issuance of senior convertible notes and from the sale of common stock						$ 199,645,000
November 2022 Notes One
Debt Instrument [Line Items]
Principle amount of debt		$ 54,940,000														$ 200,000,000		$ 200,000
Stated interest rate, as a percent														1.50%
Effective interest rate, as a percent														2.46%
Conversion price | $ / shares														$ 35.83
Interest expense									12,113,000
Beneficial conversion feature (BCF) recognized									12,113,000
Issuance costs									$ 711,000
Fair value of stock (in dollars per share) | $ / shares														$ 38.00
November 2022 Notes One | Common Class A
Debt Instrument [Line Items]
Conversion price | $ / shares																		$ 35.83
Conversion rate					0.0279086
Total net proceeds from issuance of senior convertible notes and from the sale of common stock					$ 446,059,000
New November 2022 Notes
Debt Instrument [Line Items]
Principle amount of debt			$ 150,000,000
Number of replacement notes issued | loan			5
Stated interest rate, as a percent														1.50%
Effective interest rate, as a percent														0.69%
Repayment of debt			$ 38,860,000